Acquisitions and Unaudited Pro-Forma Financial Information	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions and Unaudited Pro-Forma Financial Information

Note 9 – Acquisitions and Unaudited Pro-Forma Financial Information

Fiscal Year Ended June 30, 2026

Acquisition of Victorville

Overview and Date of Acquisition

On August 27, 2025, the Company completed the acquisition of Victorville Treasure Holdings, LLC (“Victorville”), a California limited liability company that owns and operates a 155-room hotel located at 15494 Palmdale Road, Victorville, California (the “Property”). Under the transaction, the Company acquired 100% of the issued and outstanding equity interests, and Victorville became a wholly owned subsidiary of the Company upon closing.

Purchase Consideration

As consideration, the Company issued 216,667 shares of its Series C Convertible Preferred Stock, having an estimated fair value of $39,000,000, based on the as-converted value of the underlying common shares using the $0.03 closing stock price on the acquisition date.

Primary Reasons for the Acquisition

The Victorville acquisition represents a strategic expansion of the Company’s hospitality portfolio. The Company believes the acquisition will provide several benefits, including:

●	Strengthening its presence in key hospitality markets;
●	Operational synergies with the Company’s existing hotel platform;

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

●	Immediate revenue contribution from ongoing hotel operations;
●	Enhanced scale to support an integrated lodging and guest-services strategy; and
●	Access to franchise-branding opportunities following planned renovations.

The acquisition was accounted for in accordance with ASC 805, Business Combinations. The Company has provisionally allocated the purchase price to the estimated fair value of assets acquired and liabilities assumed based on currently available information. The purchase price allocation (“PPA”) is subject to revision as the Company finalizes its valuation analyses and post-closing adjustments. Any such revisions could result in changes to the values assigned to the acquired tangible and intangible assets, liabilities assumed, and the resulting goodwill.

Contingent Consideration - Victorville

In connection with the acquisition, the Agreement provides for additional contingent consideration payable to the Sellers. Under the terms of the Agreement, the Sellers may earn up to 41,667 additional shares of Series C Convertible Preferred Stock (the “Earnout Shares”) upon achieving specified post-closing operational and property-level milestones, including: (i) completion and build-out of a gym facility; (ii) enrollment of at least 50 active gym members; (iii) completion of all remaining renovations required to meet prospective franchise brand standards; and (iv) operation of the property under a major franchise brand for a minimum of 30 days.

Consistent with the valuation methodology applied to the equity consideration issued at closing, the Earnout Shares and any additional shares issuable under the purchase price adjustment provisions were measured at fair value ($7,125,000) based on the as-converted value of the underlying common stock using the $0.03 closing stock price on the August 27, 2025 acquisition date.

In accordance with ASC 805, the contingent consideration was classified in stockholders’ equity at its estimated fair value as part of the preliminary purchase price allocation. Contingent consideration classified in stockholders’ equity is not subsequently remeasured; adjustments are recognized only upon resolution of the contingency.

Acquisition-Related Costs

In connection with the acquisition of Victorville, the Company incurred an insignificant amount of transaction costs related to the acquisition. Such costs were expensed as incurred and are included in general and administrative expenses in the consolidated statements of operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Forgiveness of Pre-Existing Relationship

In connection with the acquisition of VV, the Company and VV had a pre-existing intercompany note receivable/payable balance. As part of the closing of the transaction, the Company forgave the outstanding intercompany obligation, which resulted in the elimination of the related note payable and note receivable between the entities. In accordance with ASC 805, Business Combinations, the settlement of the pre-existing relationship was accounted for as a capital transaction rather than as an element of consideration transferred or as a gain or loss in the statement of operations.

The forgiveness of the intercompany balance resulted in a $2,652,671 increase to additional paid-in capital during the period

Preliminary Purchase Price Allocation

The following table summarizes the preliminary estimate of the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date. Amounts have been rounded for purposes of the preliminary purchase price allocation (“PPA”). The estimated fair values were derived from an independent third-party valuation report, as follows:

Consideration
Series C - convertible preferred stock - 216,667 shares	$39,000,000
Series C - contingent consideration - 41,667 shares	7,125,000
Fair value of consideration transferred	$46,125,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	301,000
Accounts receivable	73,000
Prepaids and other	165,000
Inventory	40,000
Land	750,000
Property and equipment - net	9,250,000
Total assets acquired	10,579,000

Accounts payable and accrued expenses	1,943,000
Notes payable	3,224,000
Mortgage note payable	9,492,000
Total liabilities assumed	14,659,000

Total identifiable net liabilities assumed	(4,080,000)

Allocation required for identifiable intangible assets and goodwill	50,205,000

Intangible asset (liquor license)	20,000
Intangible asset (franchise agreement)	3,200,000
Total identifiable intangible assets	3,220,000

Goodwill (including assembled workforce)	$46,985,000

Measurement Period

The Company expects to finalize the purchase price allocation no later than August 27, 2026, which represents the end of the one-year measurement period permitted under ASC 805. During this period, provisional amounts may be adjusted retrospectively if new information becomes available about facts and circumstances that existed at the acquisition date.

The Company expects to recognize goodwill primarily attributable to anticipated synergies, enhanced automation capabilities, and future economic benefits that do not qualify for separate recognition. The goodwill is expected to be non-deductible for tax purposes.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Supplemental Pro-Forma Information (Unaudited)

The following unaudited pro forma information gives effect to the acquisition as though it had occurred on July 1, 2024, the beginning of the comparable prior annual reporting period. This information is presented for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved had the acquisition been consummated as of that date. The unaudited pro forma financial results do not reflect potential cost savings, integration synergies, or non-recurring charges that may result from the acquisition.

	Six Months Ended	Six Months Ended
	December 31, 2025	December 31, 2024

Revenues - net	$2,000,102	$1,836,724

Net loss	$(7,425,692)	$(2,150,950)

Loss per share - basic	$(0.05)	$(0.02)

Loss per share - diluted	$(0.05)	$(0.02)

Weighted average number of shares - basic	162,793,612	128,939,201

Weighted average number of shares - diluted	162,793,612	128,939,201

Acquisition of Rancho Mirage

Overview and Date of Acquisition

On September 30, 2025, the Company completed the acquisition of Mountain Treasure Holdings, LLC (“Rancho Mirage”), a Delaware limited liability company that owns and operates the Hilton Garden Inn Palm Springs – Ranch Mirage, a 120-room hotel located at 71700 Highway 111, Ranch Mirage, California (the “Property”). Under the transaction, the Company acquired 100% of the issued and outstanding membership interests, and Ranch Mirage became a wholly owned subsidiary of the Company upon closing.

Purchase Consideration

As consideration, the Company issued 176,167 shares of its Series C Convertible Preferred Stock, having an estimated fair value of $42,280,000, based on the as-converted value of the underlying common shares using the $0.04 closing stock price on the acquisition date.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Primary Reasons for the Acquisition

The Ranch Mirage acquisition represents a strategic expansion of the Company’s hospitality portfolio. The Company believes the acquisition will provide several benefits, including:

●	Strengthening its presence in key hospitality markets;
●	Operational synergies with the Company’s existing hotel platform;
●	Immediate revenue contribution from ongoing hotel operations;
●	Enhanced scale to support an integrated lodging and guest-services strategy; and
●	Access to franchise-branding opportunities following planned renovations.

The acquisition was accounted for in accordance with ASC 805, Business Combinations. The Company has provisionally allocated the purchase price to the estimated fair value of assets acquired and liabilities assumed based on currently available information. The purchase price allocation (“PPA”) is subject to revision as the Company finalizes its valuation analyses and post-closing adjustments. Any such revisions could result in changes to the values assigned to the acquired tangible and intangible assets, liabilities assumed, and the resulting goodwill.

Contingent Consideration – Rancho Mirage

In connection with the acquisition, the Agreement provides for additional contingent consideration payable to the Sellers. Under the terms of the Agreement, the Sellers may earn up to 20,000 additional shares of Series C Convertible Preferred Stock (the “Earnout Shares”) upon achievement of specified post-closing milestones, including: (i) the completion and build-out of five new guestrooms; and (ii) receipt of a certificate of occupancy and all required permits or approvals for such guestrooms, on or before December 31, 2027.

Consistent with the valuation methodology applied to the equity consideration issued at closing, the Earnout Shares and any additional shares issuable under the purchase price adjustment provisions were measured at fair value ($4,800,000), based on the as-converted value of the underlying common stock using the $0.04 closing stock price on the September 30, 2025 acquisition date.

In accordance with ASC 805, the contingent consideration was classified in stockholders’ equity at its estimated fair value as part of the preliminary purchase price allocation. Contingent consideration classified in stockholders’ equity is not subsequently remeasured; adjustments are recognized only upon resolution of the contingency.

Acquisition-Related Costs

In connection with the acquisition of Rancho Mirage, the Company incurred an insignificant amount of transaction costs related to the acquisition. Such costs were expensed as incurred and are included in general and administrative expenses in the consolidated statements of operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Preliminary Purchase Price Allocation

The following table summarizes the preliminary estimate of the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date. Amounts have been rounded for purposes of the preliminary purchase price allocation (“PPA”). The estimated fair values were derived from an independent third-party valuation report, as follows:

Consideration
Series C - convertible preferred stock - 176,167 shares	$42,280,000
Series C - contingent consideration - 20,000 shares	4,800,000
Fair value of consideration transferred	$47,080,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	968,000
Accounts receivable	11,000
Prepaids and other	7,000
Inventory	7,000
Land	2,800,000
Property and equipment - net	12,000,000
Total assets acquired	15,793,000

Accounts payable and accrued expenses	2,386,000
Accounts payable and accrued expenses - related party	240,000
Deferred revenue/customer deposits	12,000
Notes payable	1,700,000
Mortgage note payable	9,992,000
Total liabilities assumed	14,330,000

Total identifiable net assets assumed	1,463,000

Allocation required for identifiable intangible assets and goodwill	45,617,000

Intangible asset (liquor license)	20,000
Intangible asset (franchise agreement)	1,400,000
Total identifiable intangible assets	1,420,000

Goodwill (including assembled workforce)	$44,197,000

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Measurement Period

The Company expects to finalize the purchase price allocation no later than September 30, 2026, which represents the end of the one-year measurement period permitted under ASC 805. During this period, provisional amounts may be adjusted retrospectively if new information becomes available about facts and circumstances that existed at the acquisition date.

The Company expects to recognize goodwill primarily attributable to anticipated operational synergies, future economic benefits, and other advantages that do not qualify for separate recognition. The goodwill is expected to be non-deductible for tax purposes.

Supplemental Pro-Forma Information (Unaudited)

The unaudited pro-forma information for the periods set forth below gives effect to the acquisition had the transaction occurred on July 1, 2024. This pro-forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time. The unaudited pro forma financial results do not reflect potential cost savings, integration synergies, or non-recurring charges that may result from the transactions.

	Six Months Ended	Six Months Ended
	December 31, 2025	December 31, 2024

Revenues - net	$1,773,902	$1,602,219

Net loss	$(6,841,001)	$(1,726,912)

Loss per share - basic	$(0.04)	$(0.01)

Loss per share - diluted	$(0.04)	$(0.01)

Weighted average number of shares - basic	162,793,612	128,939,201

Weighted average number of shares - diluted	162,793,612	128,939,201

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Goodwill Summary

Balance - June 30, 2024	$897,542
Acquisition of SWC	3,714,027
Acquisition of Skytech	790,150
Impairment charge - FHVH	(897,542)
Balance - June 30, 2025	4,504,177
Acquisition of Victorville	46,985,000
Acquisition of Rancho Mirage	44,197,000
Balance - December 31, 2025	$95,686,177

Note 9 – Acquisitions and Unaudited Pro-Forma Financial Information

Year Ended June 30, 2025

Acquisition of SWC

On March 31, 2025, the Company completed the acquisition of SWC through a share exchange agreement, acquiring 100% of the issued and outstanding equity interests of SWC. As consideration, the Company issued 83,333 shares of its Series C Convertible Preferred Stock, having an estimated fair value of $4,399,982, based on the as-converted value of the underlying common shares as of the acquisition date.

SWC is a leading provider of customized disposable packaging solutions serving the food service and hospitality industries. The Company believes the acquisition will provide strategic benefits, including:

●	Expand its presence across the hospitality value chain,
●	Operational synergies with Skytech’s automation platform;
●	Immediate recurring revenue through packaging supply contracts; and
●	A fully integrated solutions offering for hotels, resorts, and food service operators.

The acquisition was accounted for in accordance with ASC 805, Business Combinations. The Company has provisionally allocated the purchase price to the estimated fair value of assets acquired and liabilities assumed based on currently available information. The purchase price allocation (“PPA”) is subject to revision as the Company finalizes its valuation analyses and post-closing adjustments. Any such revisions could result in changes to the values assigned to the acquired tangible and intangible assets, liabilities assumed, and the resulting goodwill.

In connection with the acquisition of SWC, there were no additional transaction costs incurred.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The following table summarizes the preliminary estimate of the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date. The estimated fair values were derived from an independent third-party valuation report as follows:

Consideration
Series C - convertible preferred stock - 83,333 shares	$4,399,982

Fair value of consideration transferred	4,399,982

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	28,340
Accounts receivable	22,624
Prepaids and other	114,590
Inventory	252,203
Property and equipment - net	26,942
Operating lease - right - of -use asset	13,317
Total assets acquired	458,016

Accounts payable and accrued expenses	1,517,927
Notes payable	67,262
Operating lease liability	14,972
Total liabilities assumed	1,600,161

Total identifiable net liabilities assumed	(1,142,145)

Allocation required for identifiable intangible assets and goodwill	5,542,127

Trade names/trademarks	786,800
Customer relationships	1,041,300
Total identifiable intangible assets	1,828,100

Goodwill (including assembled workforce)	$3,714,027

The Company expects to recognize goodwill primarily attributable to anticipated synergies, enhanced automation capabilities, and future economic benefits that do not qualify for separate recognition. The goodwill is expected to be non-deductible for tax purposes.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Supplemental Pro-Forma Information (Unaudited)

The unaudited pro-forma information for the periods set forth below gives effect to the acquisition had the transaction occurred on July 1, 2023 (1st day of the fiscal year ended June 30, 2024) as well as for the nine months ended March 31, 2025. This pro-forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time. The unaudited pro forma financial results do not reflect potential cost savings, integration synergies, or non-recurring charges that may result from the transactions.

	Nine Months Ended	Year Ended
	March 31, 2025	June 30, 2024

Revenues - net	$1,345,874	$1,830,427

Net loss	$(2,391,487)	$(3,820,900)

Loss per share - basic	$(0.02)	$(0.03)

Loss per share - diluted	$(0.02)	$(0.03)

Weighted average number of shares - basic	128,945,181	126,540,836

Weighted average number of shares - diluted	128,945,181	126,540,836

Settlement of Pre-Existing Relationships (Prior to Acquisition of SWC by NGTF)

In connection with the acquisition of SWC Group, Inc. on March 31, 2025, the Company identified certain pre-existing intercompany advances and balances among SWC, FHVH, and NGTF that were unrelated to the business combination. These balances were deemed fully settled prior to closing.

Under ASC 805-10-25-20, settlements of pre-existing relationships are accounted for separately from the business combination because they do not represent consideration transferred for the acquiree. Accordingly, these amounts were excluded from the purchase price allocation and goodwill measurement.

Consistent with ASC 805-10-25-21 and ASC 805-10-30-21, the settlement of a pre-existing contractual relationship is measured as the lesser of (i) the amount by which the contract is favorable or unfavorable to the acquirer compared with current market terms, or (ii) any stated settlement provisions in the contract.

As a result, the Company recognized a loss of $1,490,803 on settlement of pre-existing assets, which is presented within Other income (expense) in the consolidated statements of operations for the year ended June 30, 2025. This treatment reflects the requirement to recognize gains or losses on settlement of pre-existing relationships directly in earnings rather than as part of the business combination accounting.

Acquisition of Skytech

On March 31, 2025, the Company closed on a share exchange agreement and acquired Skytech. The Company issued 10,000 shares of Series C, convertible preferred stock, having a fair value of $528,000 (valuation based on an as-converted basis), in exchange for 100% of the issued and outstanding equity of Skytech.

Skytech is best known for its Laundry Helper robot, which has been successfully deployed across a growing number of hotel properties. With a proven track record in delivering scalable, AI-powered service automation, Skytech’s technology and expertise align seamlessly with the Company’s integrated business model that combines hotel ownership with Robotics-as-a-Service (RaaS) solutions.

With Skytech’s smart service technologies now part of the Company’s platform, we can deliver end-to-end automation, from behind-the-scenes robotics like laundry and cleaning to guest-facing solutions that enhance customer experience and operational efficiency.

The Company expects a strategic impact that will:

●	Enhance the Company’s proprietary technology capabilities,
●	Accelerate integration with SWC’s packaging operations,
●	Improve customer service automation; and
●	Create cost and labor efficiencies across the Company’s product delivery chain.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

The acquisition was accounted for in accordance with ASC 805, Business Combinations. The Company has provisionally allocated the purchase price to the estimated fair value of assets acquired and liabilities assumed based on currently available information. The purchase price allocation (“PPA”) is subject to revision as the Company finalizes its valuation analyses and post-closing adjustments. Any such revisions could result in changes to the values assigned to the acquired tangible and intangible assets, liabilities assumed, and the resulting goodwill.

In connection with the acquisition of Skytech, there were no additional transaction costs incurred.

See Note 8 — Stockholders’ Deficit for additional information regarding the classification and valuation of these performance-based awards.

The following table summarizes the preliminary estimate of the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date.

Consideration
Series C - convertible preferred stock - 10,000 shares	$528,000

Fair value of consideration transferred	528,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

Accounts receivable	19,250
Property and equipment - net	32,550
Total assets acquired	51,800

Accounts payable and accrued expenses	3,650
Accounts payable and accrued expenses - related parties	310,300
Total liabilities assumed	313,950

Total identifiable net liabilities assumed	(262,150)

Goodwill	$790,150

The Company expects to recognize goodwill primarily attributable to anticipated synergies, enhanced automation capabilities, and future economic benefits that do not qualify for separate recognition. The goodwill is expected to be non-deductible for tax purposes.

Supplemental Pro-Forma Information (Unaudited)

The unaudited pro-forma information for the periods set forth below gives effect to the acquisition had the transaction occurred on July 1, 2023 (1st day of the fiscal year ended June 30, 2024) as well as for the nine months ended March 31, 2025. This pro-forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time. The unaudited pro forma financial results do not reflect potential cost savings, integration synergies, or non-recurring charges that may result from the transactions.

	Nine Months Ended	Year Ended
	March 31, 2025	June 30, 2024

Revenues - net	$43,232	$89,272

Net loss	$(2,156,766)	$(3,235,506)

Loss per share - basic	$(0.02)	$(0.03)

Loss per share - diluted	$(0.02)	$(0.03)

Weighted average number of shares - basic	128,945,181	126,540,836

Weighted average number of shares - diluted	128,945,181	126,540,836

Year Ended June 30, 2024

Acquisition of FHVH

On February 2, 2024, the Company closed on a share exchange agreement and acquired FHVH. The Company issued 1,000 shares of Series A, preferred stock and 13,333 shares of Series C, convertible preferred stock, having a fair value of $868,708, in exchange for 100% of the issued and outstanding equity of FHVH.

Future Hospitality provides artificial intelligence (AI) enabled robotic solutions that we believe deliver critical efficiencies, cost savings, and enhanced consumer experience in hospitality and food service.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

FHVH believes it is revolutionizing the hospitality industry with plug-and-play robotics and automation solutions designed to enhance service efficiency and consistency.

Regular national media coverage highlights the ongoing labor crisis in California, which is creating massive upheaval across the industry. With minimum wage increased to $20, many long-standing businesses have been forced to shut down. Others are actively looking to invest in automation solutions that will allow them to remain viable now and into the future.

Future Hospitality offers two key robotics solutions via the Robots-as-a-Service (“RaaS”) business model, which can transform both front-end and back-end operations within the hospitality industry.

●	Front-End Solutions: The serving robot, an advanced front-end solution, works alongside wait staff to ensure faster and more reliable service. These server robots help streamline service delivery, enhancing guest experiences by minimizing wait times and reducing human errors.
●	Back-End Solutions: Smart cooking bots provide game-changing back-end solutions to support chefs in high-volume environments. The advanced kitchen assistant ensures consistent food quality and enables even inexperienced staff to prepare delicious meals quickly, addressing critical challenges in busy kitchens.

The table below summarizes the estimated fair value of the assets acquired and liabilities assumed at the effective acquisition date.

Consideration
Series A - preferred stock - 1,000 shares	$-
Series C - convertible preferred stock - 13,333 shares	868,708

Fair value of consideration transferred	868,708

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	111,863
Other assets	126,000
Total assets acquired	237,863

Accounts payable and accrued expenses	4,845
Other current liabilities	261,852
Total liabilities assumed	266,697

Total identifiable net liabilities assumed	(28,834)

Goodwill	$897,542

The Company recognized goodwill primarily attributable to anticipated synergies, enhanced automation capabilities, and expected future economic benefits that did not qualify for separate recognition. This goodwill was not deductible for tax purposes.

Subsequent Impairment

During the year ended June 30, 2025, the Company recorded a goodwill impairment charge of $897,542. The impairment was recognized after management determined that the carrying amount of the related reporting unit exceeded its fair value.

Goodwill Summary

For the years ended June 30, 2025 and 2024, goodwill was as follows:

Balance - June 30, 2023	$-
Acquisition of FHVH	897,542
Balance - June 30, 2024	897,542
Acquisition of SWC	3,714,027
Acquisition of Skytech	790,150
Impairment charge - FHVH	(897,542)
Balance - June 30, 2025	4,504,177